Schedule of Income tax Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Expected income tax at statutory rate					$ (709,666)	$ (621,735)
State tax					(101,347)	168
Permanent differences					405,376	404,872
Other						(71,992)
Change in valuation allowance					406,437	289,487
Provision for income taxes		$ 800	$ 800	$ 800	$ 800	$ 800